SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                      TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Life & Annuity PrimElite Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective November 17, 2003, the MFS Research Portfolio is no longer available as a Variable Funding Option under the contract. Contracts issued after November 17, 2003 may not allocate premium payments or transfer any value into this option.

The Minimum and Maximum Total Annual Fund Operating Expenses in the Fee Table
section is replaced with the following:


                                                                  MINIMUM                 MAXIMUM
                                                                  (BEFORE                 (BEFORE
                                                               REIMBURSEMENT)           REIMBURSEMENT)
                                                           ------------------------ ---------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets, including
 management fees, distribution and/or 12b-1 fees, and other
 expenses)                                                          0.53%                  1.19%


The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:


                                                                                             TOTAL ANNUAL
                                                  DISTRIBUTION                                OPERATING
                            MANAGEMENT FEE           AND/OR           OTHER EXPENSES       EXPENSES (BEFORE
                           (BEFORE EXPENSE        SERVICE FEES       (BEFORE EXPENSE           EXPENSE
FUNDING OPTION              REIMBURSEMENT)          (12B-1)           REIMBURSEMENT)       REIMBURSEMENT)#
---------------------     -------------------    ---------------     -----------------    -------------------
TRAVELERS SERIES
FUND INC.
Smith Barney Money
Market Portfolio.....           0.50%                 --                  0.03%                 0.53%


The Examples in the Fee Table section are supplemented as follows:



                                     IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                            END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ----------------------------------   -------------------------------------
FUNDING
OPTION                              1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------                      ----------------------------------   -------------------------------------
TRAVELERS SERIES FUND INC.
   Smith Barney Money Market
     Portfolio...................    1005     1234     1489     2350        205      634     1089      2350


Effective November 17, 2003, shareholders approved a change in sub-adviser for the MFS Research Portfolio. Accordingly the name is changed to the Merrill Lynch Large Cap Core Portfolio and its objective to long-term capital growth.

November 2003                                                            L-23050